Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Non-controlling interests in subsidiaries - Balance Sheet

The following tables present information with respect to non-controlling interests in a Group subsidiary, YPH JV (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

2019	2018
$ millions	$ millions

Current assets	151	192
Non-current assets	346	318
Current liabilities	150	225
Non-current liabilities	103	49
Equity	244	236

Non-controlling interests in subsidiaries - Profit and Loss [Table Text Block]
2019	2018	2017
$ millions	$ millions	$ millions

Sales	349	387	363
Operating Income (loss)	23	-	(21)
Depreciation and amortization	41	34	34
Operating income before depreciation and amortization	64	34	13
Net Income (loss)	11	(13)	(38)
Total Comprehensive income (loss)	8	3	(26)